Overview and Basis of Presentation (Details Textual) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended
	Oct. 31, 2013	Sep. 30, 2015	Sep. 30, 2015
Overview And Basis Of Presentation [Line Items]
Proceeds from Contributions from Parent	$ 15.0
Selling, General and Administrative Expenses [Member]
Overview And Basis Of Presentation [Line Items]
Prior Period Reclassification Adjustment		$ 0.1	$ 0.3